SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Oct. 31, 2018	Sep. 30, 2016	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Options granted in period							1,583,000
Options cancelled				2,377,000
Unrecognized share-based compensation expense recognized									¥ 39,390
Weighted average grant date fair value of options granted							¥ 14.78		¥ 50.36		¥ 84.88
Total unrecognized compensation cost related to non-vested stock options							¥ 27,168
Total unrecognized compensation cost related to non-vested stock options, weighted-average period							2 years 7 months 17 days
Shanghai Jiayin Finance Technology Co., Ltd.
Percentage of total outstanding shares				27.00%
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche One
Options granted in period				13,321,500
Options exercise price				¥ 3.5
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche One | Employee Stock
Options life				4 years 6 months
Options vesting percentage								30.00%		30.00%		25.00%	15.00%
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche Two
Options granted in period			2,851,600
Options exercise price			¥ 3.5
Shanghai Jiayin Finance Technology Co., Ltd. | Share-based Compensation Award, Tranche Two | Employee Stock
Options life			4 years 6 months
Options vesting percentage					30.00%	30.00%		25.00%		15.00%
Two Thousand Nineteen Incentive Plan
Options granted in period	1,583,000	288,000
Employee incentive plan | Shanghai Jiayin Finance Technology Co., Ltd.
Shares that will be used under the Plan				13,500,000
Two Thousand Eighteen incentive paln
Options cancelled			1,169,000